Restricted Cash - Restricted Cash Maintained by the Company in the Form of Term Deposits (Detail) (AUD)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Collateral for facilities	3,495,000	895,000	895,000
Financial Covenant [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Collateral for facilities	2,600,000	0	0
Letter of Credit [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Collateral for facilities	575,000	575,000	575,000
Collateral [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Collateral for facilities	320,000	320,000	320,000